UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors' Inner Circle Fund
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1.   Schedule of Investments

The registrant's schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND MARCH 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 90.2%
	Face Amount(1)	Value
Australia — 2.4%
Adani Abbot Point Terminal Pty 4.450%, 12/15/2022	$200,000	$188,260
Asciano Finance MTN Callable 12/22/2027 @ $100 4.750%, 03/22/2028	300,000	296,082
Santos Finance MTN Callable 06/14/2027 @ $100 4.125%, 09/14/2027	450,000	428,998
		913,340
China — 58.6%
21Vianet Group 7.000%, 08/17/2020	400,000	402,998
Anton Oilfield Services Group 9.750%, 12/05/2020	400,000	416,012
Bank of Chongqing Callable 12/20/2022 @ $100 5.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%, 12/20/2166	200,000	194,000
Bank of Communications Callable 07/29/2020 @ $100 5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.344%, 12/29/2049	200,000	196,260
Bank of Qingdao MTN Callable 09/19/2022 @ $100 5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.761%, 12/29/2049	200,000	191,750
Beijing Capital Polaris Investment 4.250%, 03/26/2021	500,000	500,181
CCB Life Insurance Callable 04/21/2022 @ $100 4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/2077	300,000	296,338
Central China Real Estate Callable 04/30/2018 @ $102 8.000%, 01/28/2020	278,000	283,560
Central Plaza Development 3.875%, 01/30/2021	500,000	495,745
CFLD Cayman Investment 6.500%, 12/21/2020	300,000	291,750

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND MARCH 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

CGNPC International 3.750%, 12/11/2027		$500,000	$479,416
Charming Light Investments MTN 4.375%, 12/21/2027		500,000	476,470
Chengdu Communications Investment Group 4.750%, 12/13/2027		250,000	240,696
China Cinda Asset Management Callable 09/30/2021 @ $100 4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.290%, 12/29/2049		300,000	285,375
China Construction Bank 4.650%, 12/16/2166		400,000	393,920
China Minmetals Callable 11/13/2022 @ $100 3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		250,000	238,823
China Railway Construction 1.500%, 12/21/2021	CNY	2,000,000	296,502
China Shandong International Economic & Technical Finance 1 4.000%, 12/21/2020		400,000	397,230
China State Construction Finance Cayman II 3.875%, 11/29/2027		500,000	473,365
3.375%, 11/29/2022		500,000	483,519
Chinalco Capital Holdings 4.250%, 04/21/2022		450,000	439,443
Chong Hing Bank Callable 07/26/2022 @ $100 3.876%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.030%, 07/26/2027		200,000	194,422
CIFI Holdings Group 0.000%, 02/12/2019 (A)	HKD	4,000,000	505,215
CNAC HK Finbridge 4.125%, 03/14/2021		500,000	499,051
3.500%, 07/19/2022		500,000	483,431
COSL Singapore Capital MTN 4.500%, 07/30/2025		500,000	500,765
Country Garden Holdings Callable 03/12/2020 @ $102 5.800%, 03/12/2021	CNY	1,000,000	159,228

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND MARCH 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

Dawn Victor 5.500%, 06/05/2018		$400,000	$400,600
Far East Horizon MTN 4.375%, 02/27/2023		300,000	297,831
Fortune Star BVI Callable 01/29/2021 @ $103 5.950%, 01/29/2023		400,000	383,304
Franshion Brilliant Callable 01/03/2023 @ $100 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.238%, 12/31/2049		300,000	284,342
Future Land Development Holdings 2.250%, 02/10/2019	HKD	4,000,000	501,392
Greenland Global Investment MTN 7.125%, 03/20/2021	CNY	2,000,000	317,305
HeSteel Hong Kong 4.250%, 04/07/2020		400,000	395,986
Huaneng Hong Kong Capital Callable 10/30/2022 @ $100 3.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.596%, 04/30/2166		200,000	187,319
Huarong Finance 2017 MTN Callable 11/07/2022 @ $100 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2166		200,000	192,181
Huarong Finance II MTN 4.875%, 11/22/2026		200,000	200,024
Industrial & Commercial Bank of China Callable 12/10/2021 @ $100 6.000%, VAR EUR Swap Annual 5 Yr+5.370%, 12/29/2049	EUR	300,000	398,666
Jiangsu Nantong Sanjian International 7.800%, 10/26/2020		500,000	501,164
Longfor Properties 4.500%, 01/16/2028		550,000	524,769
3.900%, 04/16/2023		400,000	391,523
Minmetals Bounteous Finance BVI 4.750%, 07/30/2025		500,000	508,709
Orient HuiZhi 3.625%, 11/30/2022		500,000	482,773

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND MARCH 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

Overseas Chinese Town Asia Holdings Callable 10/10/2020 @ $100 4.300%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+7.708%, 04/10/2166		$400,000	$389,877
Poly Real Estate Finance 3.950%, 02/05/2023		400,000	394,077
Postal Savings Bank of China Callable 09/27/2022 @ $100 4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.634%, 09/27/2166		400,000	378,000
Powerlong Real Estate Holdings 0.000%, 02/11/2019 (A)	HKD	3,000,000	376,522
Proven Glory Capital MTN 4.000%, 02/21/2027		550,000	525,054
Redco Group 6.375%, 02/27/2019		400,000	400,300
Ronshine China Holdings Callable 12/08/2018 @ $103 6.950%, 12/08/2019		300,000	293,244
Shimao Property Holdings Callable 03/15/2020 @ $102 5.750%, 03/15/2021	CNY	1,000,000	159,073
Shui On Development Holding Callable 03/02/2020 @ $103 6.875%, 03/02/2021	CNY	1,500,000	239,825
Smart Insight International -1.637%, 01/27/2019 (A) (C)	HKD	4,000,000	511,331
Tianqi Finco 3.750%, 11/28/2022		500,000	489,509
Tsinghua Unic 4.750%, 01/31/2021		400,000	392,520
Vanke Real Estate Hong Kong MTN 3.975%, 11/09/2027		450,000	424,918
Weichai International Hong Kong Energy Group Callable 09/14/2022 @ $100 3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.084%, 12/29/2049		500,000	470,918
Well Hope Development Callable 10/19/2022 @ $100 3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.927%, 04/19/2166		550,000	517,829

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND MARCH 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
		Face Amount(1)	Value

Yancoal International Resources Development Callable 04/13/2020 @ $100 5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+8.300%, 12/29/2049		$500,000	$501,483
Yango Justice International 9.500%, 09/23/2019		200,000	199,221
			22,447,054
Hong Kong — 7.5%
Bank of East Asia Callable 05/18/2022 @ $100 5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.682%, 12/31/2049		200,000	199,319
China Cinda Finance 2017 I MTN 4.750%, 02/08/2028		500,000	495,947
China City Construction International 5.350%, 07/03/2017 (B)	CNY	3,267,644	361,603
FWD Callable 02/01/2023 @ $100 5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.075%, 08/01/2166		500,000	486,875
Jiayuan International Group 8.250%, 11/14/2018		300,000	300,750
Nanyang Commercial Bank Callable 06/02/2022 @ $100 5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205%, 12/31/2166		650,000	624,123
WTT Investment Callable 11/21/2020 @ $103 5.500%, 11/21/2022		400,000	390,387
			2,859,004
India — 5.8%
Adani Ports & Special Economic Zone 3.950%, 01/19/2022		500,000	498,217
Azure Power Energy Callable 08/03/2020 @ $103 5.500%, 11/03/2022		300,000	293,100
HT Global IT Solutions Holdings Callable 07/14/2018 @ $105 7.000%, 07/14/2021		400,000	413,149

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND MARCH 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value

UPL 4.500%, 03/08/2028	$400,000	$394,715
Vedanta Resources 6.375%, 07/30/2022	600,000	607,500
		2,206,681
Indonesia — 1.5%
ABM Investama Callable 08/01/2020 @ $104 7.125%, 08/01/2022	600,000	594,032

Japan — 1.4%
Asahi Mutual Life Insurance Callable 01/24/2022 @ $100 7.250%, VAR USD Swap Semi 30/360 5 Year Curr+6.340%, 12/31/2049	500,000	528,924

Malaysia — 1.4%
Gohl Capital 4.250%, 01/24/2027	550,000	540,815

Philippines — 1.0%
Petron Callable 07/19/2023 @ $100 4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.769%, 07/19/2166	400,000	384,269

Singapore — 4.0%
BOC Aviation MTN Callable 06/18/2027 @ $100 3.500%, 09/18/2027	550,000	510,021
Geo Coal International Pte Callable 10/04/2020 @ $104 8.000%, 10/04/2022	600,000	588,028
STATS ChipPAC Callable 11/24/2018 @ $104 8.500%, 11/24/2020	400,000	427,000
		1,525,049
South Korea — 1.3%
Woori Bank MTN 4.750%, 04/30/2024	500,000	510,343

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND MARCH 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

Spain — 3.4%
Banco Bilbao Vizcaya Argentaria Callable 05/24/2022 @ $100 5.875%, VAR EUR Swap Annual 5 Yr+5.779%, 08/24/2166	EUR	200,000	$267,161
Banco Santander Callable 09/29/2023 @ $100 5.250%, VAR EUR Swap Annual 5 Yr+4.999%, 12/29/2166	EUR	400,000	519,472
CaixaBank Callable 03/23/2026 @ $100 5.250%, VAR EUR Swap Annual 5 Yr+4.504%, 06/23/2166	EUR	200,000	245,782
Callable 02/15/2022 @ $100 3.500%, VAR EUR Swap Annual 5 Yr+3.350%, 02/15/2027	EUR	200,000	264,498
			1,296,913
Sri Lanka — 1.0%
Sri Lanka Government International Bond 5.750%, 01/18/2022		400,000	404,423

Switzerland — 0.9%
UBS Group AG Callable 02/19/2022 @ $100 5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 12/29/2049	EUR	260,000	356,308
TOTAL CORPORATE OBLIGATIONS (Cost $35,359,305)			34,567,155

EXCHANGE TRADED FUND — 2.3%
	Shares
United Kingdom — 2.3%
db x-trackers II - Harvest CSI China Sovereign Bond UCITS ETF *	38,558	873,724
TOTAL EXCHANGE TRADED FUND (Cost $857,476)		873,724

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND MARCH 31, 2018 (Unaudited)

COMMON STOCK — 0.3%
	Shares	Value
United States — 0.3%
Liberty Property Trust REIT	2,600	$103,298
TOTAL COMMON STOCK (Cost $104,071)		103,298

TOTAL INVESTMENTS— 92.8% (Cost $36,320,852)		$35,544,177

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Highland Information	04/03/18
Services	- 04/24/18	USD	2,950,000	CNY	18,913,675	$57,988
Highland Information	04/03/18
Services	- 04/24/18	CNY	13,893,185	USD	2,155,135	(54,303)
Highland Information	05/21/18
Services	- 06/29/18	EUR	1,055,300	USD	1,320,120	15,382
Highland Information
Services	04/05/18	EUR	219,950	USD	268,845	(1,831)
Credit Suisse First Boston	05/02/18	EUR	440,783	USD	550,018	6,537
						$23,773

Percentages are based on Net Assets of $38,300,861.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security in default on interest payments.
(C)	Rate is negative due to the decrease in value of the foreign currency against the USD.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND MARCH 31, 2018 (Unaudited)

CNY — China Yuan Renminbi
ETF — Exchange Traded Fund
EUR — Euro
HKD — Hong Kong Dollar
MTN — Medium Term Note
REIT — Real Estate Investment Trust
UCITS — Undertakings for Collective Investment in Transferable Securities
USD — U.S. Dollar
VAR — Variable Rate Security

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$34,567,155	$—	$34,567,155
Exchange Traded Fund	873,724	—	—	873,724
Common Stock	103,298	—	—	103,298
Total Investments in Securities	$977,022	$34,567,155	$—	$35,544,177

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$79,907	$—	$79,907
Unrealized Depreciation	—	(56,134)	—	(56,134)
Total Other Financial Instruments	$—	$23,773	$—	$23,773

* Forward foreign currency contracts are valued at the net unrealized appreciation and depreciation on the instrument.

For the period ended March 31, 2018, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

HGI-QH-001-1100

Item 2.   Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

________________________________________________________________________________________________________________________________________________________________

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors' Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: May 25, 2018